--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                October 31, 2001
--------------------------------------------------------------------------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.


                                     [LOGO]
                                  -----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

During the twelve months ended October 31, 2001, the total return of the Value Line Convertible Fund was -14.88%, but the losses were significantly less than those for the general stock market as the S&P 500 lost 24.9% during the same period.

                                          12 Months
                                             End
                                           10/31/01
                                          --------
Value Line Convertible Fund..............  -14.88%
S&P 500(1) ..............................  -24.90%

During the past six months, the financial markets have experienced a very tumultuous period highlighted by the deplorable terrorist attacks. Both the equity and fixed-income markets have gone through dramatic swings during this time. The Convertible asset class has performed as expected with returns in excess of the underlying stocks. The convertibles market is mostly represented by issuers of smaller capitalization stocks and high yield bonds. Consequently, your Fund typically produces returns that are more in line with those sectors than the major stock indices.

As always, we have tried to maintain broad diversification in the fund so as to lessen exposure to any one industry. Currently, Drugs and Medical Services, combined, account for roughly 17% of the portfolio, while Telecommunications (14%) and Technology (12%) are the next largest sector weightings. The outlook for the markets is mixed, given uncertainties regarding the slowing domestic economy and its impact on corporate earnings and capital spending budgets. Although the relatively high equity valuations have been reduced, there may be some further price declines over the next quarter or two. We anticipate a recovery in the economy during the second half of next year, as a result of the Fed's easy monetary policies and the government's expected stimulative fiscal programs.

As always, your confidence in Value Line is appreciated. We look forward to serving your future investment needs.

                                             Sincerely,


                                             By /s/ Jean Bernhard Buttner
                                                --------------------------------
                                                Jean Bernhard Buttner
                                                Chairman and President

November 30, 2001

(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. Nor is it possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
================================================================================

Economic Observations

The U.S. economy, after months of declining industrial production, faltering retail activity, and rising unemployment, has entered a recession that probably will last through the early months of 2002. Thereafter, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, the stimulative measures likely to be put into effect by the government, and some projected inventory building to combine to set into motion a modest business recovery by the second quarter of 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the declining level of U.S. business activity. To be sure, as the economy improves, some modest increase in pricing pressures will evolve. Absent a more vigorous business recovery than we now expect, however, inflation should remain muted through at least 2002.

Finally, the Federal Reserve, which has been most supportive with ten interest rate reductions thus far this year, apparently stands ready to again come to the aid of the economy with an additional rate reduction late this year, as the nation's central bank strives to prevent a more serious and more prolonged domestic recession.

Performance Data:*

                              Average      Value of
                               Annual     an Assumed
                                Total     Investment
                               Return     of $10,000
                              --------    ----------
 1 year ended 9/30/01......... -21.06%      $ 7,894
 5 years ended 9/30/01........  +6.03%       13,399
10 years ended 9/30/01........  +9.64%       25,112

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at October 31, 2001 for the one-year, five-year and ten-year periods were 14.88%, 6.15%, and 9.60%, respectively.


--------------------------------------------------------------------------------
                                                                               3

Value Line Convertible Fund, Inc.

Schedule of Investments (Unaudited)
================================================================================

  Principal
                              Amount                                    Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES ( 72.6%)

             ADVERTISING (1.7%)
$1,000,000   Young & Rubicam, Inc.
               3%, 1/15/2005 .....................................   $  943,750

             APPAREL (1.8%)
 2,000,000   Jones Apparel Group, Inc.
               Zero Coupon, 2/1/2021 .............................    1,000,000

             CABLE TV (4.2%)
   700,000   Cox Communications, Inc.
               0.348%, 2/23/2021 .................................      492,625
 1,000,000   Cox Enterprises, Inc.
               2%, 2/15/2021 .....................................      997,500
 1,000,000   EchoStar Communications
               Corp. 4 7/8%, 1/1/2007 ............................      850,000
                                                                     ----------
                                                                      2,340,125

             COMPUTER &
               PERIPHERALS (0.4%)
   500,000   Redback Networks, Inc.
               5%, 4/1/2007 ......................................      243,125

             COMPUTER SOFTWARE
               & SERVICES (4.8%)
   500,000   Affiliated Computer
               Services, Inc.
               3 1/2%, 2/15/2006 .................................      612,500
   250,000   Bisys Group, Inc. (The)
               4%, 3/15/2006 .....................................      261,562
   500,000   Mercury Interactive Corp.
               4 3/4%, 7/1/2007 ..................................      357,500
   500,000   Rational Software Corp.
               5%, 2/1/2007 ......................................      406,250
   500,000   Siebel Systems, Inc.
               5 1/2%, 9/15/2006 .................................      518,750
   250,000   Symantec Corp.  Series
               144A, 3%, 11/1/2006* ..............................      270,625
   250,000   Veritas Software Corp.
               1.856%, 8/13/2006 .................................      250,313
                                                                     ----------
                                                                      2,677,500

             DRUG (10.7%)
$3,000,000   ALZA Corp.  Zero Coupon,
               7/28/2020 .........................................    2,448,750
   500,000   Cor Theraputics, Inc.
               5%, 3/1/2007 ......................................      448,125
   500,000   Human Genome Sciences,
               Inc. 3 3/4%, 3/15/2007 ............................      381,250
   250,000   ImClone Systems, Inc.
               5 1/2%, 3/1/2005 ..................................      320,000
   250,000   InterMune, Inc.
               5 3/4%, 7/15/2006 .................................      335,625
   500,000   Invitrogen Corp.
               5 1/2%, 3/1/2007 ..................................      516,875
   600,000   Millennium
               Pharmaceuticals, Inc.
               5 1/2%, 1/15/2007 .................................      563,250
 1,000,000   Teva Pharmaceuticals
               Finance LLC
               1 1/2%, 10/15/2005 ................................    1,008,750
                                                                     ----------
                                                                      6,022,625

             E-COMMERCE (1.3%)
   500,000   BEA Systems, Inc.
               4%, 12/15/2006 ....................................      398,750
   500,000   i2 Technologies, Inc.
               5 1/4%, 12/15/2006 ................................      339,375
                                                                     ----------
                                                                        738,125

             ELECTRICAL
               EQUIPMENT (1.9%)
 1,000,000   Corning Inc.
               Zero Coupon,
               11/8/2015 .........................................      507,500
   500,000   Semtech Corp.
               4 1/2%, 2/1/2007 ..................................      553,125
                                                                     ----------
                                                                      1,060,625


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2001
================================================================================

 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
             ELECTRONICS (3.7%)
$1,100,000   Arrow Electronics, Inc.
               Zero Coupon,
               2/21/2021 .........................................   $  475,750
 2,200,000   Sanmina Corp.
               Zero Coupon,
               9/12/2020 .........................................      767,250
 2,000,000   Solectron Corp.
               Zero Coupon,
               11/20/2020 ........................................      817,500
                                                                     ----------
                                                                      2,060,500

             ENTERTAINMENT (3.5%)
 2,000,000   America Online, Inc.
               Zero Coupon,
               12/6/2019 .........................................    1,070,000
 2,000,000   Jacor Communications,
               Inc. Zero Coupon,
               2/9/2018 ..........................................      930,000
                                                                     ----------
                                                                      2,000,000

             FINANCIAL SERVICES--
               DIVERSIFIED (1.5%)
 1,000,000   Loews Corp.
               3 1/8%, 9/15/2007 .................................      850,000

             FOREIGN
               TELECOMMUNICATIONS
               (3.0%)
   500,000   Nortel Networks Corp.
               Series 144A,
               4 1/4%, 9/1/2008* .................................      423,750
 1,000,000   Telefonos de Mexico S.A.
               de CV
               4 1/4%, 6/15/2004 .................................    1,248,750
                                                                     ----------
                                                                      1,672,500

             HOMEBUILDING (1.7%)
 2,800,000   Lennar Corp.
               Zero Coupon, 4/4/2021 .............................      945,000

             INFORMATION
               SERVICES (0.7%)
$  500,000   Getty Images, Inc.
               5%, 3/15/2007 .....................................      376,875

             MEDICAL
               SERVICES (4.6%)
   250,000   Community Health
               Systems, Inc.
               4 1/4%, 10/15/2008 ................................      242,500
   500,000   Health Management
               Associates, Inc.
               1/4%, 8/16/2020 ...................................      347,500
 2,000,000   Sunrise Assisted Living, Inc.
               5 1/2%, 6/15/2002 .................................    1,997,500
                                                                     ----------
                                                                      2,587,500

             MEDICAL SUPPLIES
               (1.6%)
   250,000   Affymetrix, Inc.
               5%, 10/1/2006 .....................................      207,188
   500,000   AmeriSource Health Corp.
               5%, 12/1/2007 .....................................      720,000
                                                                     ----------
                                                                        927,188

             NATURAL GAS--
               DIVERSIFIED (1.5%)
 2,000,000   El Paso Corporation
               Zero Coupon,
               2/28/2021 .........................................      840,000

             OILFIELD SERVICES/
               EQUIPMENT (1.3%)
   250,000   Hanover Compressor Co.
               4 3/4%, 3/15/2008 .................................      237,187
   900,000   Transocean Sedco Forex
               Inc. Zero Coupon,
               5/24/2020 .........................................      525,375
                                                                     ----------
                                                                        762,562


--------------------------------------------------------------------------------
                                                                               5

Value Line Convertible Fund, Inc.

Schedule of Investments (Unaudited)
================================================================================

 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
            PACKAGING &
              CONTAINER (0.5%)
$  250,000   American Greetings Corp.
               Series 144A, 7%,
               7/15/2006* ........................................   $  308,750

             PETROLEUM--
               INTEGRATED (1.0%)
   500,000   Kerr-McGee Corp.
               5 1/4%, 2/15/2010 .................................      578,125

             PETROLEUM--
               PRODUCING (1.3%)
 1,000,000   Anadarko Petetroleum
               Corp.  Zero Coupon,
               3/7/2020 ..........................................      720,000

             PRECISION
               INSTRUMENT (1.9%)
 2,002,000   PerkinElmer, Inc.
               Zero Coupon, 8/7/2020 .............................    1,051,050

             RETAIL--
               SPECIAL LINES
               (1.6%)
 1,000,000   AnnTaylor Stores Corp.
               0.55%, 6/18/2019 ..................................      486,250
   500,000   Charming Shoppes, Inc.
               7 1/2%, 7/15/2006 .................................      431,875
                                                                     ----------
                                                                        918,125

             RETAIL STORE (0.4%)
   250,000   Penney (J.C.)  Co., Inc.
               Series 144A,
               5%, 10/15/2008* ...................................      245,000

             SEMICONDUCTOR (5.2%)
   500,000   ASM Lithography Holding
               N.V. Series 144A,
               4 1/4%, 11/30/2004* ...............................      406,875
   250,000   ASML Holding N.V.
               Series 144A,
               5 3/4%, 10/15/2006* ...............................      257,500
 $ 250,000   Burr-Brown Corp.
               4 1/4%, 2/15/2007 .................................      272,188
   500,000   Cypress Semiconductor
               Corp. 4%, 2/1/2005 ................................      431,875
   250,000   International Rectifier Corp.
               4 1/4%, 7/15/2007 .................................      208,750
   500,000   Lattice Semiconductor Corp.
               4 3/4%, 11/1/2006 .................................      538,750
   500,000   Photronics, Inc.
               6%, 6/1/2004 ......................................      531,875
   500,000   TranSwitch Corp.
               Series 144A,
               4 1/2%, 9/12/2005* ................................      307,500
                                                                     ----------
                                                                      2,955,313

             SHOE (1.6%)
 1,000,000   Reebok International Ltd.
               Series 144A,
               4 1/4%, 3/1/2021* .................................      926,250

             TELECOMMUNICATIONS
               EQUIPMENT (4.0%)
   250,000   CIENA Corp.
               3 3/4%, 2/1/2008 ..................................      158,125
   500,000   Gilat Satellite Networks Ltd.
               4 1/4%, 3/15/2005 .................................       99,375
 1,000,000   Juniper Networks, Inc.
               4 3/4%, 3/15/2007 .................................      712,500
 1,000,000   L-3 Communications
               Holdings, Inc.
               5 1/4%, 6/1/2009 ..................................    1,266,250
                                                                     ----------
                                                                      2,236,250

             TELECOMMUNICATION
               SERVICES (2.0%)
 1,000,000   Bell Atlantic Financial
               Services Inc. Series 144A,
               4 1/4%, 9/15/2005* ................................    1,020,000
   500,000   ITC DeltaCom, Inc.
               4 1/2%, 5/15/2006 .................................       86,875
                                                                     ----------
                                                                      1,106,875


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2001
================================================================================

 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
             TRUCKING/
               TRANSPORTATION
               LEASING (1.7%)
$1,000,000   United Parcel Service, Inc.
               1 3/4%, 9/27/2007 .................................   $  952,500

             WIRELESS
               NETWORKING (1.5%)
 1,000,000   RF Micro Devices Inc.
               3 3/4%, 8/15/2005 .................................      837,500
                                                                    -----------

             TOTAL CONVERTIBLE
             CORPORATE BONDS
             & NOTES
               (Cost $43,397,008) ................................   40,883,738
                                                                    -----------

  Shares                                                                Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (13.0%)

             ELECTRIC UTILITY--
               EAST (0.6%)
     5,000   Dominion Resources, Inc.
              9 1/2%,  Unit (consisting of
              1 stock purchase  contract
              and 50,000 par amount of
              senior  notes  having a
              combined  rate of 91/2%
               per year,payable quarterly)  ......................   $  306,250

             PACKAGING &
               CONTAINER (2.2%)
    30,000   Sealed Air Corp.
               $2.00 exchangeable
               Series "A" Pfd. ...................................    1,260,000

             PHARMACY (0.7%)
     5,000   Express Scripts, Inc.
               7%, Pfd. ..........................................      400,000

             POWER INDUSTRY (3.6%)
    10,000   AES Trust VII 6%, Pfd................................      281,250
    25,000   Calpine Capital Trust III
               5%, Variable Rate Pfd. ............................    1,146,875
    10,000   Mirant Trust I 6.25%,
               Series "A" Pfd. ...................................      596,000
                                                                     ----------
                                                                      2,024,125

             RAILROAD (1.2%)
    14,500   Union Pacific Capital Trust
               6 1/4%, Pfd. ......................................      685,125

             TELECOMMUNICATIONS
               EQUIPMENT (1.0%)
       500   Lucent Technologies Inc.
               8%, Series 144A Pfd.* .............................      579,375


--------------------------------------------------------------------------------
                                                                               7

Value Line Convertible Fund, Inc.

Schedule of Investments (Unaudited)                             October 31, 2001
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------
             TELECOMMUNICATION
               SERVICES (0.9%)
    20,000   MediaOne Group, Inc. 7%,
               exchangeable Pfd. .................................   $  509,400

             THRIFT (2.8%)
    10,000   Sovereign Capital Trust II
               7 1/2%, Unit (consisting
               of 1 share of 7 1/2%,
               preferred stock and 1
               warrant to purchase
               5.3355 shares of
               common stock) .....................................      610,000
    20,000     Washington  Mutual Capital
                Trust I 5 3/8%,  Unit
                (consisting of 1 share
                of 5 3/8% preferred  stock
                and 1 warrant to purchase
                1.2081 shares of
               common stock)* ....................................      947,500
                                                                    -----------
                                                                      1,557,500
                                                                    -----------

             TOTAL CONVERTIBLE
             PREFERRED STOCKS
             (Cost $7,974,475) ...................................    7,321,775
                                                                    -----------

              TOTAL INVESTMENT
              SECURITIES (85.6%)
              (Cost $51,371,483) .................................  $48,205,513
                                                                    -----------

 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (13.9%)
(including accrued interest)
$4,000,000   Collateralized by $3,430,000
               U.S. Treasury Bonds 9 1/8%,
               due 5/15/09, with a value
               of $4,083,681 (with State
               Street Bank & Trust
               Company, 2.55%, dated
               10/31/01, due 11/1/01,
               delivery value
               $4,000,283) .......................................   $4,000,283
 3,800,000   Collateralized by $3,058,000
              U.S. Treasury Bonds 7 1/4%,
              due 5/15/16, with a value
              of $3,904,725 (with UBS
              Warburg LLC, 2.55%,
              dated 10/31/01, due
              11/1/01, delivery
               value $3,800,269) .................................    3,800,269
                                                                    -----------
                                                                      7,800,552
                                                                    -----------

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.5%) .....................................      271,073
                                                                    -----------
NET ASSETS (100%) ................................................  $56,277,138
                                                                    ===========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($56,277,138 / 5,028,288
shares outstanding) ..............................................  $     11.19
                                                                    ===========

* Pursuant to Rule 144A under the Securities Act of 1933, this Security can only be sold to qualified institutional investors.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 2001 (Unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$51,371,483) ..................................           $ 48,205,513
Repurchase agreements
  (Cost--$7,800,552) ...................................              7,800,552
Cash ...................................................                 63,167
Interest and dividends receivable ......................                343,589
Receivable for securities sold .........................                109,896
Receivable for capital shares sold .....................                  6,669
                                                                   ------------
    Total Assets .......................................             56,529,386
                                                                   ------------
Liabilities:

Payable for securities purchased .......................                100,000
Payable for capital shares repurchased .................                 66,774
Accrued expenses:
  Advisory fee .........................................                 36,349
  Service and distribution plan
    fees payable .......................................                 12,116
  Other ................................................                 37,009
                                                                   ------------
    Total Liabilities ..................................                252,248
                                                                   ------------
Net Assets .............................................           $ 56,277,138
                                                                   ============
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 5,028,288 shares) ........................           $  5,028,288
Additional paid-in capital .............................             53,055,980
Undistributed net investment income ....................                234,751
Undistributed net realized gain
  on investments .......................................              1,124,089
Net unrealized depreciation
  of investments .......................................             (3,165,970)
                                                                   ------------
Net Assets .............................................           $ 56,277,138
                                                                   ============
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($56,277,138 / 5,028,288
  shares outstanding) ..................................           $      11.19
                                                                   ============


Statement of Operations
for the Six Months Ended October 31, 2001 (Unaudited)
================================================================================

Investment Income:
Interest ................................................           $ 1,156,931
Dividends ...............................................               301,564
                                                                    -----------
    Total Income ........................................             1,458,495
                                                                    -----------
Expenses:
Advisory fee ............................................               231,644
Service and distribution plan fee .......................                77,215
Auditing and legal fees .................................                23,327
Transfer agent ..........................................                16,177
Custodian fees ..........................................                13,240
Registration and filing fees ............................                12,517
Directors' fees and expenses ............................                11,155
Printing ................................................                 7,420
Postage .................................................                 5,202
Telephone ...............................................                 1,171
Insurance, dues and other ...............................                   941
                                                                    -----------
    Total Expenses before
      custody credits ...................................               400,009
    Less: custody credits ...............................                (2,189)
                                                                    -----------
    Net Expenses ........................................               397,820
                                                                    -----------
Net Investment Income ...................................             1,060,675
                                                                    -----------
Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Gain ...................................               203,022
    Change in Net Unrealized
      Appreciation ......................................            (5,760,584)
                                                                    -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................            (5,557,562)
                                                                    -----------
Net Decrease in Net Assets
  from Operations .......................................           $(4,496,887)
                                                                    ===========


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                               9

Value Line Convertible Fund, Inc.

Statement  of Changes in Net Assets
for the Six Months Ended October 31, 2001(Unaudited) and for the Year Ended April 30, 2001
================================================================================

                                                                 Six Months Ended   Year Ended
                                                                 October 31, 2001    April 30,
                                                                    (Unaudited)        2001
                                                                 ------------------------------
Operations:
   Net investment income .....................................   $  1,060,675     $   2,819,327
   Net realized gain on investments ..........................        203,022           984,177
   Change in net unrealized appreciation (depreciation) ......     (5,760,584)      (11,310,861)
                                                                 ------------------------------
   Net decrease in net assets from operations ................     (4,496,887)       (7,507,357)
                                                                 ------------------------------
Distributions to Shareholders:
   Net investment income .....................................     (1,159,979)       (2,864,527)
   Net realized gain from investment transactions ............             --        (9,440,297)
                                                                 ------------------------------
   Total distributions .......................................     (1,159,979)      (12,304,824)
                                                                 ------------------------------
Capital Share Transactions:
   Proceeds from sale of shares ..............................     33,953,224       538,707,043
   Proceeds from reinvestment of distributions to shareholders      1,006,598        10,356,764
   Cost of shares repurchased ................................    (40,265,710)     (565,770,402)
                                                                 ------------------------------
   Net decrease from capital share transactions ..............     (5,305,888)      (16,706,595)
                                                                 ------------------------------
Total Decrease in Net Assets .................................    (10,962,754)      (36,518,776)
Net Assets:
   Beginning of period .......................................     67,239,892       103,758,668
                                                                 ------------------------------
   End of period .............................................   $ 56,277,138     $  67,239,892
                                                                 ==============================
Undistributed net investment income, at end of period ........   $    234,751     $     334,055
                                                                 ==============================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements (Unaudited)                       October 31, 2001
================================================================================

1.   Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are


--------------------------------------------------------------------------------
                                                                              11

Value Line Convertible Fund, Inc.

Notes to Financial Statements (Unaudited)
================================================================================

either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Amortization. As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premium on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to May 1, 2001, the Fund did not amortize premiums on debt securities.

The effect of this change for the period ended October 31, 2001 was to decrease net investment income by $41,275 increase net unrealized appreciation by $27,996 increase net realized gains by $13,279. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting policy.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                Six Months
                                                   Ended                Year
                                                October 31,            Ended
                                                   2001               April 30,
                                                (Unaudited)             2001
                                                -------------------------------
Shares sold ..........................           2,873,943           35,397,855
Shares issued to shareholders
  in reinvestment
  of dividends .......................              88,912              839,403
                                                -------------------------------
                                                 2,962,855           36,237,258
Shares repurchased ...................           3,415,987           37,023,830
                                                -------------------------------
Net decrease .........................            (453,132)            (786,572)
                                                ===============================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Six Months
                                                                     Ended
                                                                October 31, 2001
                                                                  (Unaudited)
                                                                  -----------
PURCHASES:
  Investment Securities ......................................    $ 5,183,750
                                                                  -----------
SALES OR REDEMPTIONS:
  Investment Securities ......................................    $16,483,281
                                                                  -----------

At October 31, 2001 the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $59,172,035. The aggregate appreciation and depreciation of investments at October 31, 2001, based on a comparison of investment values and their costs for federal income tax purposes, was $2,758,372 and $5,924,342, respectively, resulting in a net depreciation of $3,165,970.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $231,644 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended October 31, 2001. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for


--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2001
================================================================================

managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a
wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2001, fees amounting to $77,215 were paid or payable to the Distributor under this plan.

For the six months ended October 31, 2001, the Fund's expenses were reduced by $2,189 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. The Adviser and/or affiliated companies owned 23,465 shares of the Fund's capital stock, representing 0.5% of the outstanding shares at October 31, 2001.


--------------------------------------------------------------------------------
                                                                              13

Value Line Convertible Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:


                                      Six Months Ended                         Years Ended April 30,
                                      October 31, 2001   -------------------------------------------------------------------
                                        (Unaudited)       2001           2000             1999           1998          1997
                                      --------------------------------------------------------------------------------------
Net asset value, beginning
  of period ........................     $ 12.27         $ 16.55       $  12.77         $ 14.80        $ 13.07       $ 14.10
                                      --------------------------------------------------------------------------------------

  Income (loss) from investment
    operations:

  Net investment income ............         .21             .51            .43             .57            .65           .70
  Net gains or losses on securities
    (both realized and unrealized)         (1.07)          (2.44)          3.75           (1.33)          2.50           .50
                                      --------------------------------------------------------------------------------------
    Total from investment operations        (.86)          (1.93)          4.18            (.76)          3.15          1.20
                                      --------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income ............        (.22)           (.51)          (.40)           (.60)          (.67)         (.65)
    Distributions from net
      realized gains ...............          --           (1.84)            --            (.67)          (.75)        (1.58)
                                      --------------------------------------------------------------------------------------
    Total distributions ............        (.22)          (2.35)          (.40)          (1.27)         (1.42)        (2.23)
                                      --------------------------------------------------------------------------------------
Net asset value, end of period .....     $ 11.19         $ 12.27       $  16.55         $ 12.77        $ 14.80       $ 13.07
                                      ======================================================================================
Total return .......................       -6.98%+        -11.38%         33.21%          -4.64%         25.04%         8.80%
                                      ======================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................     $56,277         $67,240       $103,759         $69,277        $97,679       $68,684
Ratio of expenses to
  average net assets ...............        1.29%*(2)       1.22%(2)       1.00%(2)        1.00%(1)        .98%(1)      1.01%(1)
Ratio of net investment income
  to average net assets ............        3.57%*          3.37%          3.03%           3.98%          4.63%         4.94%
Portfolio turnover rate ............           9%+            50%           127%            123%           111%          164%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.29%* for the six month period ended October 31, 2001, 1.21% for the year ended April 30, 2001 and .99% for the year ended April 30, 2000

+    Not annualized

*    Annualized

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

================================================================================

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--------------------------------------------------------------------------------
                                                                              15

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bradley T. Brooks
                      Vice President
                      George Graham
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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